Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Additional information (Details) - Bonds maturing June 27, 2021 [member]
£ / shares in Units, € in Millions, £ in Millions, shares in Millions
	Dec. 31, 2017 GBP (£) £ / shares	Jun. 27, 2017 GBP (£) £ / shares shares	Jun. 27, 2017 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 517	£ 517	€ 585
Interest rate (as a percent)	0.375%	0.375%	0.375%
Underlying shares (in shares) | shares		133	133
Reference price (in pounds per share) | £ / shares	£ 3.89	£ 2.88
Reference price ratio	1.35